Financial Instruments - Value Measurement Method and Significant but not Observable Inputs for the Financial Assets Classified as Fair Value Hierarchy Level 3 (Detail) - Fair value [member] - Level 3 [member]
₩ in Millions
12 Months Ended
Dec. 31, 2018 KRW (₩)
Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 303,377
PeerGroupUsage [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	23,747
Asset value approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 382,536
Available-for-sale financial assets [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate	0.00%
Discount rate	6.40%
Price multiple	1.085
Available-for-sale financial assets [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate	0.50%
Discount rate	13.80%
Price multiple	5.245